UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED INTERNATIONAL FUND, INC.
 (Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2015
Date of reporting period: September 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (97.97%)
CONSUMER DISCRETIONARY – (17.80%)
Automobiles & Components – (1.26%)
Johnson Controls, Inc.	1,107,052	$45,787,671
Consumer Durables & Apparel – (1.31%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	478,779	37,254,232
Hunter Douglas N.V. (Netherlands)	238,452	10,144,082
		47,398,314
Consumer Services – (1.63%)
Las Vegas Sands Corp.	1,555,219	59,051,665
Media – (2.57%)
Liberty Global PLC, LiLAC Class C *	113,023	3,869,907
Liberty Global PLC, Series C *	2,172,599	89,120,011
		92,989,918
Retailing – (11.03%)
Advance Auto Parts, Inc.	124,924	23,676,846
Amazon.com, Inc. *	436,251	223,312,524
CarMax, Inc. *	1,176,076	69,764,828
Liberty Interactive Corp., Liberty Ventures Series A *	300,368	12,119,849
Liberty Interactive Corp., QVC Group, Series A *	596,594	15,648,661
Liberty TripAdvisor Holdings Inc., Series A *	171,972	3,812,619
Priceline Group Inc. *	41,136	50,879,473
		399,214,800
	Total Consumer Discretionary	644,442,368
CONSUMER STAPLES – (5.24%)
Food & Staples Retailing – (2.24%)
Costco Wholesale Corp.	561,485	81,173,886
Food, Beverage & Tobacco – (3.00%)
Diageo PLC (United Kingdom)	2,459,603	66,081,906
Heineken Holding N.V. (Netherlands)	596,450	42,524,679
		108,606,585
	Total Consumer Staples	189,780,471
ENERGY – (7.02%)
Cabot Oil & Gas Corp.	3,891,835	85,075,513
Encana Corp. (Canada)	8,295,608	53,423,716
EOG Resources, Inc.	598,730	43,587,544
Occidental Petroleum Corp.	852,949	56,422,576
Ultra Petroleum Corp. *	2,451,874	15,667,475
	Total Energy	254,176,824
FINANCIALS – (30.77%)
Banks – (11.79%)
Citizens Financial Group Inc.	1,707,246	40,734,890
JPMorgan Chase & Co.	2,321,753	141,557,280
Standard Chartered PLC (United Kingdom)	2,467,303	23,945,008
Wells Fargo & Co.	4,296,019	220,600,576
		426,837,754

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (16.31%)
Capital Markets – (4.70%)
Bank of New York Mellon Corp.	3,255,641	$127,458,345
Charles Schwab Corp.	1,494,059	42,670,325
		170,128,670
Consumer Finance – (6.35%)
American Express Co.	2,592,930	192,213,901
Capital One Financial Corp.	517,518	37,530,405
		229,744,306
Diversified Financial Services – (5.26%)
Berkshire Hathaway Inc., Class A *	536	104,648,640
Moody's Corp.	278,219	27,321,106
Visa Inc., Class A	840,700	58,563,162
		190,532,908
		590,405,884
Insurance – (2.67%)
Multi-line Insurance – (1.26%)
Fairfax Financial Holdings Ltd. (Canada)	8,618	3,926,189
Loews Corp.	1,150,465	41,577,805
		45,503,994
Property & Casualty Insurance – (1.41%)
ACE Ltd.	358,925	37,112,845
Markel Corp. *	17,657	14,158,442
		51,271,287
		96,775,281
	Total Financials	1,114,018,919
HEALTH CARE – (8.08%)
Health Care Equipment & Services – (6.83%)
Express Scripts Holding Co. *	1,203,321	97,420,868
Laboratory Corp. of America Holdings *	276,400	29,981,108
Quest Diagnostics Inc.	636,241	39,109,734
UnitedHealth Group Inc.	694,238	80,538,551
		247,050,261
Pharmaceuticals, Biotechnology & Life Sciences – (1.25%)
Valeant Pharmaceuticals International, Inc. (Canada)*	254,171	45,339,023
	Total Health Care	292,389,284
INDUSTRIALS – (5.43%)
Capital Goods – (4.38%)
Orascom Construction Ltd. (United Arab Emirates)*	831,355	9,152,358
PACCAR Inc.	504,554	26,322,582
Schneider Electric SE (France)	242,485	13,578,919
United Technologies Corp.	1,232,204	109,653,834
		158,707,693
Transportation – (1.05%)
Kuehne + Nagel International AG (Switzerland)	267,594	34,408,987
Wesco Aircraft Holdings, Inc. *	296,480	3,617,056
		38,026,043
	Total Industrials	196,733,736

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	September 30, 2015 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (15.57%)
Semiconductors & Semiconductor Equipment – (2.67%)
Texas Instruments Inc.	1,949,819	$96,555,037
Software & Services – (12.90%)
Alphabet Inc., Class A (formerly Google Inc., Class A)*	148,601	94,862,420
Alphabet Inc., Class C (formerly Google Inc., Class C)*	202,743	123,352,896
ASAC II L.P. *(a)	69,800,000	149,511,600
Microsoft Corp.	776,739	34,378,468
Oracle Corp.	795,283	28,725,622
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	488,471	23,363,568
SouFun Holdings Ltd., Class A, ADR (China)	1,976,159	13,042,650
		467,237,224
	Total Information Technology	563,792,261
MATERIALS – (8.06%)
Ecolab Inc.	376,578	41,318,138
LafargeHolcim Ltd. (Switzerland)*	1,087,443	56,648,352
Monsanto Co.	1,042,772	88,990,162
OCI N.V. (Netherlands)*	1,567,557	40,211,099
Praxair, Inc.	633,942	64,573,332
	Total Materials	291,741,083
TOTAL COMMON STOCK – (Identified cost $2,474,844,017)		3,547,074,946
PREFERRED STOCK – (0.70%)
INFORMATION TECHNOLOGY – (0.70%)
Software & Services – (0.70%)
Didi Kuaidi Joint Co., Series A-17 (China)*(a)	1,141,409	25,538,113
TOTAL PREFERRED STOCK – (Identified cost $31,617,557)		25,538,113
SHORT-TERM INVESTMENTS – (0.99%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 10/01/15, dated 09/30/15, repurchase value of $12,548,052 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.222%-4.00%, 11/01/41-07/01/42, total market value $12,798,960)	$12,548,000	12,548,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 10/01/15, dated 09/30/15, repurchase value of $12,863,046 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.89%-6.00%, 08/15/23-08/20/65, total market value $13,120,260)	12,863,000	12,863,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.16%, 10/01/15, dated 09/30/15, repurchase value of $10,290,046 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.363%-6.00%, 12/01/17-09/01/45, total market value $10,495,800)	10,290,000	10,290,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $35,701,000)		35,701,000

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. – (CONTINUED)	September 30, 2015 (Unaudited)

	Total Investments – (99.66%) – (Identified cost $2,542,162,574) – (b)	$3,608,314,059
	Other Assets Less Liabilities – (0.34%)	12,378,265
	Net Assets – (100.00%)	$3,620,692,324

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $175,049,713 or 4.83% of the Fund's net assets as of September 30, 2015.

(b)	Aggregate cost for federal income tax purposes is $2,542,148,614. At September 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$1,444,696,607
	Unrealized depreciation	(378,531,162)
	Net unrealized appreciation	$1,066,165,445

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC.	September 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (93.26%)
CONSUMER DISCRETIONARY – (20.21%)
Consumer Durables & Apparel – (8.81%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	39,890	$3,103,878
Hermes International (France)	7,380	2,686,413
Hunter Douglas N.V. (Netherlands)	32,243	1,371,662
		7,161,953
Consumer Services – (2.50%)
Xiabu Xiabu Catering Management Co., Ltd. (China)	4,087,940	2,035,516
Media – (1.62%)
Grupo Televisa S.A.B., ADR (Mexico)	50,720	1,319,734
Retailing – (7.28%)
Baoxin Auto Group Ltd. (China)	1,911,500	816,001
Ctrip.com International, Ltd., ADR (China)*	16,160	1,020,989
JD.com Inc., Class A, ADR (China)*	93,860	2,445,992
Jumei International Holding Ltd., Class A, ADR (China)*	5,500	54,285
Vipshop Holdings Ltd., Class A, ADR (China)*	94,070	1,580,376
		5,917,643
	Total Consumer Discretionary	16,434,846
CONSUMER STAPLES – (20.53%)
Food & Staples Retailing – (0.08%)
Brasil Pharma S.A. (Brazil)*	386,080	64,274
Food, Beverage & Tobacco – (14.74%)
Diageo PLC (United Kingdom)	99,252	2,666,593
Heineken Holding N.V. (Netherlands)	34,725	2,475,764
Lindt & Spruengli AG - Participation Certificate (Switzerland)	660	3,869,669
Nestle S.A. (Switzerland)	16,690	1,255,182
United Spirits Ltd. (India)*	36,520	1,720,077
		11,987,285
Household & Personal Products – (5.71%)
Dabur India Ltd. (India)	472,000	1,986,600
L'Oréal S.A. (France)	9,020	1,567,802
Marico Ltd. (India)	177,000	1,089,949
		4,644,351
	Total Consumer Staples	16,695,910
ENERGY – (3.33%)
Canadian Natural Resources Ltd. (Canada)	18,550	360,797
Encana Corp. (Canada)	364,590	2,347,960
	Total Energy	2,708,757
FINANCIALS – (7.47%)
Banks – (0.65%)
Standard Chartered PLC (United Kingdom)	54,100	525,037
Diversified Financials – (4.58%)
Capital Markets – (1.63%)
Noah Holdings Ltd., ADS (China)*	56,370	1,324,131
Diversified Financial Services – (2.95%)
BM&FBOVESPA S.A. (Brazil)	479,520	1,340,165
Groupe Bruxelles Lambert S.A. (Belgium)	9,720	733,510
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,600	328,644
		2,402,319
		3,726,450

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2015 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.24%)
Multi-line Insurance – (2.24%)
Sul America S.A. (Brazil)	404,400	$1,820,794
	Total Financials	6,072,281
HEALTH CARE – (6.40%)
Health Care Equipment & Services – (4.06%)
Diagnosticos da America S.A. (Brazil)	198,350	450,284
Essilor International S.A. (France)	23,305	2,847,131
		3,297,415
Pharmaceuticals, Biotechnology & Life Sciences – (2.34%)
Valeant Pharmaceuticals International, Inc. (Canada)*	10,670	1,903,315
	Total Health Care	5,200,730
INDUSTRIALS – (20.78%)
Capital Goods – (11.39%)
Assa Abloy AB, Class B (Sweden)	159,928	2,868,433
Brenntag AG (Germany)	12,450	671,725
Havells India Ltd. (India)	346,100	1,330,544
IMI PLC (United Kingdom)	19,800	284,509
Meggitt PLC (United Kingdom)	177,339	1,279,346
Rolls-Royce Holdings PLC (United Kingdom)	37,500	384,681
Schneider Electric SE (France)	43,670	2,445,477
		9,264,715
Commercial & Professional Services – (2.89%)
Experian PLC (United Kingdom)	51,205	822,006
Regus PLC (United Kingdom)	328,000	1,526,006
		2,348,012
Transportation – (6.50%)
CAR Inc. (China)*	1,491,800	2,163,236
Kuehne + Nagel International AG (Switzerland)	24,297	3,124,267
		5,287,503
	Total Industrials	16,900,230
INFORMATION TECHNOLOGY – (11.05%)
Software & Services – (11.05%)
58.com Inc., Class A, ADR (China)*	3,180	149,619
Baidu, Inc., Class A, ADR (China)*	5,455	749,572
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	52,680	2,519,684
SouFun Holdings Ltd., Class A, ADR (China)	467,190	3,083,454
Youku Tudou Inc., Class A, ADR (China)*	53,620	945,321
YY Inc., Class A, ADR (China)*	28,130	1,534,210
	Total Information Technology	8,981,860
MATERIALS – (3.49%)
Air Liquide S.A. (France)	5,480	649,666
LafargeHolcim Ltd. (Switzerland)*	30,404	1,583,841
Linde AG (Germany)	3,722	604,544
	Total Materials	2,838,051
TOTAL COMMON STOCK – (Identified cost $76,910,234)		75,832,665

SELECTED FUNDS	Schedule of Investments
SELECTED INTERNATIONAL FUND, INC. - (CONTINUED)	September 30, 2015 (Unaudited)

		Shares/Principal	Value
PREFERRED STOCK – (4.68%)
INFORMATION TECHNOLOGY – (4.68%)
Software & Services – (4.68%)
	DianPing Holdings Ltd., Series F (China)*(a)	720,160	$1,464,877
	Didi Kuaidi Joint Co., Series A-17 (China)*(a)	104,575	2,339,782
		Total Information Technology	3,804,659
	TOTAL PREFERRED STOCK – (Identified cost $4,804,480)		3,804,659
SHORT-TERM INVESTMENTS – (1.29%)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 10/01/15, dated 09/30/15, repurchase value of $368,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.222%-4.00%, 11/01/41-07/01/42, total market value $375,360)	$368,000	368,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.13%, 10/01/15, dated 09/30/15, repurchase value of $378,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-6.00%, 08/15/23-01/20/62, total market value $385,560)	378,000	378,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.16%, 10/01/15, dated 09/30/15, repurchase value of $302,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-3.792%, 02/28/19-07/01/40, total market value $308,040)	302,000	302,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,048,000)		1,048,000
	Total Investments – (99.23%) – (Identified cost $82,762,714) – (b)		80,685,324
	Other Assets Less Liabilities – (0.77%)		627,082
		Net Assets – (100.00%)	$81,312,406

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $3,804,659 or 4.68% of the Fund's net assets as of September 30, 2015.

(b)	Aggregate cost for federal income tax purposes is $83,441,413. At September 30, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$9,606,690
	Unrealized depreciation		(12,362,779)
		Net unrealized depreciation	$(2,756,089)

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
September 30, 2015 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued.  Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information.   The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available.  Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities at the last sale price or initially at cost (excluding commissions) and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index reflecting the company's industry, or changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions. The Fund may price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2015 (Unaudited)

Fair Value Measurements – (Continued)

The following is a summary of the inputs used as of September 30, 2015 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected	Selected
	American Shares	International Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$597,044,054	$6,421,376
Consumer Staples	81,173,886	64,274
Energy	254,176,824	2,708,757
Financials	1,090,073,911	4,485,090
Health Care	292,389,284	2,353,599
Industrials	139,593,472	–
Information Technology	414,280,661	8,981,860
Materials	251,529,984	1,583,841
Total Level 1	3,120,262,076	26,598,797
Level 2 – Other Significant Observable Inputs:
Equity securities*:
Consumer Discretionary	47,398,314	10,013,470
Consumer Staples	108,606,585	16,631,636
Financials	23,945,008	1,587,191
Health Care	–	2,847,131
Industrials	57,140,264	16,900,230
Materials	40,211,099	1,254,210
Short-term securities	35,701,000	1,048,000
Total Level 2	313,002,270	50,281,868
Level 3 – Significant Unobservable Inputs:
Equity securities:
Information Technology	175,049,713	3,804,659
Total Level 3	175,049,713	3,804,659
Total Investments	$3,608,314,059	$80,685,324

Level 1 to Level 2 Transfers**:
Consumer Discretionary	$47,398,314	$10,013,470
Consumer Staples	108,606,585	16,631,636
Financials	23,945,008	1,587,191
Health Care	–	2,847,131
Industrials	57,140,264	14,989,543
Materials	40,211,099	1,254,210
Total	$277,301,270	$47,323,181

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended September 30, 2015.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
September 30, 2015 (Unaudited)

Fair Value Measurements – (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended September 30, 2015:

	Selected American Shares	Selected International Fund
Investment Securities:
Beginning balance	$114,353,340	$1,387,820
Cost of purchases	31,617,557	2,896,776
Change in unrealized appreciation (depreciation)	29,078,816	(479,937)
Ending balance	$175,049,713	$3,804,659

Change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2015	$29,078,816	$(479,937)

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.  The cost of purchases may include securities received through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	September 30, 2015	Technique	Input	Amount
Selected American Shares	Equity securities	$149,511,600	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	8.35%
	Equity securities	25,538,113	Transaction price adjusted by daily movement of securities index	–	–
Selected International Fund	Equity securities	1,464,877	Valuation multiple/Value adjusted by daily movement of securities index	Growth-adjusted P/E multiple Long-term net margin assumption	61x 30%
	Equity securities	2,339,782	Transaction price adjusted by daily movement of securities index	–	–

The significant unobservable inputs listed in above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Fund's investment. An increase or decrease in these inputs would result in higher or lower fair value measurements.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: November 27, 2015

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: November 27, 2015